Variable Interest Entities	12 Months Ended
Dec. 31, 2017
Variable Interest Entities
VARIABLE INTEREST ENTITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a variable interest in a VIE.  A VIE is a legal entity that possesses any of the following conditions: the entity’s equity at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support, equity owners are unable to direct the activities that most significantly impact the legal entity’s economic performance (or they possess disproportionate voting rights in relation to the economic interest in the legal entity), or the equity owners lack the obligation to absorb the legal entity’s expected losses or the right to receive the legal entity’s expected residual returns. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether AEP is the primary beneficiary of a VIE, management considers whether AEP has the power to direct the most significant activities of the VIE and is obligated to absorb losses or receive the expected residual returns that are significant to the VIE. Management believes that significant assumptions and judgments were applied consistently.

AEP is the primary beneficiary of Sabine, DCC Fuel, Transition Funding, Ohio Phase-in-Recovery Funding, Appalachian Consumer Rate Relief Funding, AEP Credit, a protected cell of EIS and Transource Energy. In addition, AEP has not provided material financial or other support to any of these entities that was not previously contractually required. AEP holds a significant variable interest in DHLC, OVEC and Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series).

Consolidated Variable Interests Entities (Applies to all Registrants except AEPTCo and PSO)

Sabine is a mining operator providing mining services to SWEPCo.  SWEPCo has no equity investment in Sabine but is Sabine’s only customer.  SWEPCo guarantees the debt obligations and lease obligations of Sabine.  Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo.  The creditors of Sabine have no recourse to any AEP entity other than SWEPCo.  Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee.  In addition, SWEPCo determines how much coal will be mined each year.  Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine.  SWEPCo’s total billings from Sabine for the years ended December 31, 2017, 2016 and 2015 were $137 million, $162 million and $152 million, respectively.  See the tables below for the classification of Sabine’s assets and liabilities on SWEPCo’s balance sheets.

I&M has nuclear fuel lease agreements with DCC Fuel, which was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M.  DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions.  Each DCC Fuel entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt.  Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M.  Payments on the leases for the years ended December 31, 2017, 2016 and 2015 were $136 million, $101 million and $115 million, respectively.  The leases were recorded as capital leases on I&M’s balance sheet as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months.  Based on I&M’s control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel.  The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel’s assets and liabilities on I&M’s balance sheets.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas Restructuring Legislation. Management has concluded that AEP Texas is the primary beneficiary of Transition Funding because AEP Texas has the power to direct the most significant activities of the VIE and AEP Texas’ equity interest could potentially be significant. Therefore, AEP Texas is required to consolidate Transition Funding. The securitized bonds totaled $1 billion and $1.2 billion as of December 31, 2017 and 2016, respectively, and are included in Long-term Debt Due Within One Year - Nonaffiliated and Long-term Debt - Nonaffiliated on the balance sheets. Transition Funding has securitized transition assets of $870 million and $1.1 billion as of December 31, 2017 and 2016, respectively, which are presented separately on the face of the balance sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from AEP Texas under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to AEP Texas or any other AEP entity. AEP Texas acts as the servicer for Transition Funding’s securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding’s assets and liabilities on the balance sheets.

Ohio Phase-in-Recovery Funding was formed for the sole purpose of issuing and servicing securitization bonds related to phase-in recovery property.  Management has concluded that OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding because OPCo has the power to direct the most significant activities of the VIE and OPCo’s equity interest could potentially be significant.  Therefore, OPCo is required to consolidate Ohio Phase-in-Recovery Funding.  The securitized bonds totaled $95 million and $140 million as of December 31, 2017 and 2016, respectively, and are included in Long-term Debt Due Within One Year - Nonaffiliated and Long-term Debt - Nonaffiliated on the balance sheets. Ohio Phase-in-Recovery Funding has securitized assets of $38 million and $62 million as of December 31, 2017 and 2016, respectively, which are presented separately on the face of the balance sheets. The phase-in recovery property represents the right to impose and collect Ohio deferred distribution charges from customers receiving electric transmission and distribution service from OPCo under a recovery mechanism approved by the PUCO. In August 2013, securitization bonds were issued.  The securitization bonds are payable only from and secured by the securitized assets.  The bondholders have no recourse to OPCo or any other AEP entity.  OPCo acts as the servicer for Ohio Phase-in-Recovery Funding’s securitized assets and remits all related amounts collected from customers to Ohio Phase-in-Recovery Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Ohio Phase-in-Recovery Funding’s assets and liabilities on OPCo’s balance sheets.

Appalachian Consumer Rate Relief Funding was formed for the sole purpose of issuing and servicing securitization bonds related to APCo’s under-recovered ENEC deferral balance.  Management has concluded that APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding because APCo has the power to direct the most significant activities of the VIE and APCo’s equity interest could potentially be significant.  Therefore, APCo is required to consolidate Appalachian Consumer Rate Relief Funding.  The securitized bonds totaled $296 million and $319 million as of December 31, 2017 and 2016, respectively, and are included in Long-term Debt Due Within One Year - Nonaffiliated and Long-term Debt - Nonaffiliated on the balance sheets.  Appalachian Consumer Rate Relief Funding has securitized assets of $282 million and $305 million as of December 31, 2017 and 2016, respectively, which are presented separately on the face of the balance sheets. The phase-in recovery property represents the right to impose and collect West Virginia deferred generation charges from customers receiving electric transmission, distribution and generation service from APCo under a recovery mechanism approved by the WVPSC.  In November 2013, securitization bonds were issued.  The securitization bonds are payable only from and secured by the securitized assets.  The bondholders have no recourse to APCo or any other AEP entity.  APCo acts as the servicer for Appalachian Consumer Rate Relief Funding’s securitized assets and remits all related amounts collected from customers to Appalachian Consumer Rate Relief Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Appalachian Consumer Rate Relief Funding’s assets and liabilities on APCo’s balance sheets.

AEP Credit is a wholly-owned subsidiary of Parent. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit’s short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on AEP’s control of AEP Credit, management concluded that AEP is the primary beneficiary and is required to consolidate AEP Credit. See the tables below for the classification of AEP Credit’s assets and liabilities on the balance sheets. See “Securitized Accounts Receivables - AEP Credit” section of Note 14.
AEP’s subsidiaries participate in one protected cell of EIS for approximately six lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell’s only participant, but allows certain third parties access to this insurance. AEP’s subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on AEP’s control and the structure of the protected cell of EIS, management concluded that AEP is the primary beneficiary of the protected cell and is required to consolidate the protected cell of EIS. The insurance premium expense to the protected cell for the years ended December 31, 2017, 2016 and 2015 was $29 million, $28 million and $29 million, respectively. See the tables below for the classification of the protected cell’s assets and liabilities on the balance sheets.  The amount reported as equity is the protected cell’s policy holders’ surplus.

Transource Energy was formed for the purpose of investing in utilities which develop, acquire, construct, own and operate transmission facilities in accordance with FERC-approved rates. AEP has equity and voting ownership of 86.5% with the other owner having 13.5% interest. Management has concluded that Transource Energy is a VIE and that AEP is the primary beneficiary because AEP has the power to direct the most significant activities of the entity and AEP’s equity interest could potentially be significant. Therefore, AEP is required to consolidate Transource Energy. In January 2014, Transource Missouri (a wholly-owned subsidiary of Transource Energy) acquired transmission assets from the non-controlling owner and issued debt and received a capital contribution to fund the acquisition. The majority of Transource Energy’s activity resulted from the asset acquisition, construction projects, debt issuance and capital contribution. AEP has provided capital contributions to Transource Energy of $5 million and $45 million, in 2017 and 2016, respectively. AEP and the other owner of Transource Energy are required to ensure a specific equity level in Transource Missouri upon completion of projects or if a project is abandoned by the RTO. See the tables below for the classification of Transource Energy’s assets and liabilities on the balance sheets.

AEP Renewables, a wholly-owned subsidiary of Energy Supply, was formed to provide utility scale wind and solar projects whose power output is sold via long-term power purchase agreements to other utilities, cities and corporations. In 2016, AEP Renewables acquired solar projects that were funded only through participation in the AEP corporate borrowing program. As a result, management concluded that AEP Renewables was a VIE and that Energy Supply was the primary beneficiary due to its capacity to direct the most significant activities of the entity and it’s equity interest could potentially be significant. In the first quarter of 2017, AEP Renewables received a capital contribution of $140 million from Energy Supply. The capital contribution gave AEP Renewables sufficient equity at risk, which resulted in the definition of a VIE no longer being met. Energy Supply continues to consolidate AEP Renewables in accordance with other applicable accounting guidance for “Consolidation” due to its controlling financial interest as the owner of AEP Renewables. See the tables below for the classification of AEP Renewables’ assets and liabilities on the December 31, 2016 balance sheet.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2017

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$56.3	$102.5	$191.7		$28.7		$22.3
Net Property, Plant and Equipment	113.2	179.9	—		—		—
Other Noncurrent Assets	90.2	86.3	923.5	(a)	71.0	(b)	285.6	(c)
Total Assets	$259.7	$368.7	$1,115.2		$99.7		$307.9

LIABILITIES AND EQUITY
Current Liabilities	$49.1	$96.5	$260.9		$47.9		$27.6
Noncurrent Liabilities	211.0	272.2	836.1		50.5		278.4
Equity	(0.4)	—	18.2		1.3		1.9
Total Liabilities and Equity	$259.7	$368.7	$1,115.2		$99.7		$307.9

(a)	Includes an intercompany item eliminated in consolidation of $53.9 million.

(b)	Includes an intercompany item eliminated in consolidation of $33.3 million.

(c)	Includes an intercompany item eliminated in consolidation of $3.4 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2017

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$926.3	$178.7	$17.4
Net Property, Plant and Equipment	—	—	323.9
Other Noncurrent Assets	6.4	—	3.1
Total Assets	$932.7	$178.7	$344.4

LIABILITIES AND EQUITY
Current Liabilities	$872.0	$36.4	$12.4
Noncurrent Liabilities	0.7	95.2	132.0
Equity	60.0	47.1	200.0
Total Liabilities and Equity	$932.7	$178.7	$344.4

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$184.8		$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—		—
Other Noncurrent Assets	89.8	116.2	1,149.4	(a)	117.1	(b)	309.0	(c)
Total Assets	$262.0	$485.6	$1,334.2		$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$251.9		$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	1,064.2		98.6		300.6
Equity	0.4	—	18.1		1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$1,334.2		$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $61.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $55 million.

(c)	Includes an intercompany item eliminated in consolidation of $3.7 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2016

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	AEP Renewables
	(in millions)
ASSETS
Current Assets	$945.7	$170.6	$16.3	$—
Net Property, Plant and Equipment	—	—	313.0	130.4
Other Noncurrent Assets	10.3	1.1	5.4	9.0
Total Assets	$956.0	$171.7	$334.7	$139.4

LIABILITIES AND EQUITY
Current Liabilities	$877.4	$31.8	$31.7	$126.7
Noncurrent Liabilities	0.6	97.3	134.4	11.3
Equity	78.0	42.6	168.6	1.4
Total Liabilities and Equity	$956.0	$171.7	$334.7	$139.4

Non-Consolidated Significant Variable Interests

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO.  The operations of DHLC are governed by the lignite mining agreement among SWEPCo, CLECO and DHLC. SWEPCo and CLECO share the executive board seats and voting rights equally. In accordance with the lignite mining agreement, each entity is responsible for 50% of DHLC’s obligations, including debt.  SWEPCo and CLECO equally approve DHLC’s annual budget.  The creditors of DHLC have no recourse to any AEP entity other than SWEPCo.  As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee.  SWEPCo’s total billings from DHLC for the years ended December 31, 2017, 2016 and 2015 were $61 million, $65 million and $93 million, respectively.  SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC.  SWEPCo’s equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo’s balance sheets.

SWEPCo’s investment in DHLC was:

	December 31,
	2017		2016
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	11.8	11.8	15.7	15.7
SWEPCo’s Share of Obligations	—	144.3	—	91.3
Total Investment in DHLC	$19.4	$163.7	$23.3	$114.6

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2017, AEP’s ownership in OVEC was 43.47%. Parent owns 39.17% and OPCo owns 4.3%. APCo, I&M and OPCo are members to an intercompany power agreement.  The Registrants’ power participation ratios are 15.69% for APCo, 7.85% for I&M and 19.93% for OPCo. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios.  The aggregate power participation ratio of certain AEP utility subsidiaries is 43.47%.  The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs, including outstanding indebtedness, and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances. As of December 31, 2017, OVEC’s outstanding indebtedness is approximately $1.4 billion. Although they are not an obligor or guarantor, the Registrants’ are responsible for their respective ratio of OVEC’s outstanding debt through the intercompany power agreement. Principal and interest payments related to OVEC’s outstanding indebtedness are disclosed in accordance with the accounting guidance for “Commitments.” See the “Commitments” section of Note 6.

AEP is not required to consolidate OVEC as it is not the primary beneficiary, although AEP and its subsidiaries hold a significant variable interest in OVEC. Power to control decision making that significantly impact the economic performance of OVEC is shared amongst the owners through their representation on the Board of Directors and Operating Committee of OVEC.

AEP’s investment in OVEC was:

	December 31,
	2017		2016
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$4.4	$4.4	$4.4	$4.4
AEP’s Ratio of OVEC Debt (a)	—	626.3	—	658.3
Total Investment in OVEC	$4.4	$630.7	$4.4	$662.7

(a) Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt is $226 million,
$113.1 million and $287.2 million for the year ended December 31, 2017 and $237.6 million, $118.9 million and
$301.8 million for the year-ended December 31, 2016, respectively.

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2017, 2016 and 2015 were:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
APCo	$101.0	$88.0	$87.2
I&M	50.5	44.0	43.7
OPCo	128.2	111.7	110.8

The amounts above are included in Purchased Electricity for Resale on the statements of income.

AEP and FirstEnergy Corp. (FirstEnergy) have a joint venture in Potomac-Appalachian Transmission Highline, LLC (PATH). PATH is a series limited liability company and was created to construct, through its operating companies, a high-voltage transmission line project in the PJM region.  PATH consists of the “West Virginia Series (PATH-WV),” owned equally by subsidiaries of FirstEnergy and AEP, and the “Allegheny Series” which is 100% owned by a subsidiary of FirstEnergy.  Provisions exist within the PATH-WV agreement that make it a VIE.  AEP has no interest or control in the “Allegheny Series.”  AEP is not required to consolidate PATH-WV as AEP is not the primary beneficiary, although AEP holds a significant variable interest in PATH-WV.  AEP’s equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on the balance sheets.  AEP and FirstEnergy share the returns and losses equally in PATH-WV.  AEP’s subsidiaries and FirstEnergy’s subsidiaries provide services to the PATH companies through service agreements.  The entities recover costs through regulated rates.

In August 2012, the PJM board cancelled the PATH Project, the transmission project that PATH was intended to develop and removed it from the 2012 Regional Transmission Expansion Plan. In September 2012, the PATH Project companies submitted an application to the FERC requesting authority to recover prudently-incurred costs associated with the PATH Project. In November 2012, the FERC issued an order accepting the PATH Project’s abandonment cost recovery application, subject to settlement procedures and hearing. The parties to the case were unable to reach a settlement agreement and in March 2014, settlement judge procedures were terminated. Hearings at the FERC were held in March and April 2015. In April 2015, PATH filed a stipulation agreement with the FERC that agreed to a 50% debt and 50% equity capital structure and a 4.7% cost of long-term debt for the entire amortization period. In September 2015, the ALJ issued an advisory Initial Decision. Additional briefing was submitted during the fourth quarter of 2015. In January 2017, the FERC issued its order on Initial Decision, adopting in part and rejecting in part the ALJ’s recommendations. The FERC order included (a) a finding that the PATH Project’s abandonment costs were prudently incurred, (b) a finding that the disposition of certain assets was prudent, (c) guidance regarding the future disposition of assets, (d) a reduction of PATH WV’s authorized return on equity (ROE) to 8.11% prospectively only after the date of the order, (e) an adjustment of the amortization period to end December 2017, and (f) a credit for certain amounts that were deemed to be not includable in PATH-WV’s formula rates.

In February 2017, the PATH Companies filed a request for rehearing of two adverse rulings in the January 2017 FERC order. The request seeks the FERC to reverse its reduction of the PATH Companies 10.4% ROE for the period after January 19, 2017 and to allow the recovery of certain education and outreach costs disallowed by the order. In February 2017, the Edison Electric Institute (“EEI”) also filed a request for rehearing recommending reversal of the January 2017 FERC ordered ROE reduction and cost disallowance. The requests for rehearing by the PATH Companies and EEI are currently pending before the FERC. The requests for rehearing do not impact the recovery of costs by the PATH Companies under their formula rates or the timing of the compliance filing required by the order, which was filed in March 2017, and updated in May 2017 and August 2017. As a result of the January 2017 FERC order, PATH-WV is required to refund certain amounts that have been collected under its formula rate in its 2018 Projected Transmission Revenue Requirement. PATH-WV will refund $11.4 million, including carrying charges, related to the January 2017 order in its 2018 Projected Transmission Revenue Requirement.

AEP’s investment in PATH-WV was:

	December 31,
	2017		2016
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from Parent	$18.8	$18.8	$18.8	$18.8
Retained Earnings	(2.0)	(2.0)	(2.3)	(2.3)
Total Investment in PATH-WV	$16.8	$16.8	$16.5	$16.5

As of December 31, 2017, AEP’s $17 million investment in PATH-WV was included in Deferred Charges and Other Noncurrent Assets on the balance sheet.  If AEP cannot ultimately recover the investment related to PATH-WV, it could reduce future net income and cash flows.

AEPSC provides certain managerial and professional services to AEP’s subsidiaries.  Parent is the sole equity owner of AEPSC.  AEP management controls the activities of AEPSC.  The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC’s cost.  AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered.  AEPSC finances its operations through cost reimbursement from other AEP subsidiaries.  There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business.  AEPSC and its billings are subject to regulation by the FERC.  AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations.  AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC’s cost reimbursement structure.  However, AEP subsidiaries do not have control over AEPSC.  AEPSC is consolidated by AEP.  In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$152.6	$142.3	$132.7
AEPTCo	188.9	131.1	108.4
APCo	268.8	244.2	227.5
I&M	176.0	147.7	139.5
OPCo	195.7	181.1	177.8
PSO	114.7	111.0	107.3
SWEPCo	150.7	147.0	141.4

The carrying amount and classification of variable interest in AEPSC’s accounts payable are as follows:

	December 31,
	2017		2016
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$24.2	$24.2	$22.9	$22.9
AEPTCo	25.1	25.1	23.0	23.0
APCo	37.0	37.0	36.7	36.7
I&M	26.8	26.8	24.2	24.2
OPCo	27.4	27.4	28.1	28.1
PSO	18.7	18.7	16.0	16.0
SWEPCo	20.8	20.8	21.8	21.8

AEGCo, a wholly-owned subsidiary of Parent, is consolidated by AEP.  AEGCo owns a 50% ownership interest in Rockport Plant, Unit 1, leases a 50% interest in Rockport Plant, Unit 2 and owned 100% of the Lawrenceburg Generating Station, which was sold in January 2017. AEGCo sells all the output from the Rockport Plant to I&M and KPCo.  AEP has agreed to provide AEGCo with the funds necessary to satisfy all of the debt obligations of AEGCo.  I&M is considered to have a significant interest in AEGCo due to these transactions.  I&M is exposed to losses to the extent it cannot recover the costs of AEGCo through its normal business operations.  In the event AEGCo would require financing or other support outside the billings to I&M and KPCo, this financing would be provided by AEP. Total billings to I&M from AEGCo for the years ended December 31, 2017, 2016 and 2015 were $224 million, $229 million and $232 million. The carrying amount of I&M’s liabilities associated with AEGCo as of December 31, 2017 and 2016 was $23 million and $22 million, respectively. Management estimates the maximum exposure of loss to be equal to the amount of such liability. For additional information regarding AEGCo’s lease, see “Rockport Lease” section of Note 13. The assets and liabilities of AEGCo’s Lawrenceburg Plant have been recorded as Assets Held for Sale and Liabilities Held for Sale, respectively, on the balance sheet as of December 31, 2016. See “Assets and Liabilities Held for Sale” section of Note 7 for additional information.